Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Beginning Balance	£ 644	£ 481
Effective portion of changes in fair value:	(873)	971
Income statement transfers	358	(808)
Ending Balance	129	644
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(305)	179
Income statement transfers	(73)	(33)
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(54)	(38)
Income statement transfers	158	(2)
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	0	0
Income statement transfers	0	0
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(514)	830
Income statement transfers	£ 273	£ (773)